Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital [Abstract]
Share Capital

16.            Share Capital

A)

AUTHORIZED

The Company is authorized to issue an unlimited number of no par value common shares, an unlimited number of first preferred shares and an unlimited number of second preferred shares.

ISSUED AND OUTSTANDING

As at December 31	2012		2011
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	736.3	$2,354	736.3	$2,352
Common Shares Issued under Option Plans	-	-	-	2
Common Shares Outstanding, End of Year	736.3	$2,354	736.3	$2,354

EARNINGS (LOSS) PER COMMON SHARE

The following table presents the computation of earnings (loss) per common share:

For the years ended December 31 (millions, except per share amounts)	2012	2011	2010

Net Earnings (Loss)	$(2,794)	$5	$2,343

Number of Common Shares:
Weighted average common shares outstanding - Basic	736.3	736.3	739.7
Effect of dilutive securities	-	0.9	0.1
Weighted average common shares outstanding - Diluted	736.3	737.2	739.8

Net Earnings (Loss) per Common Share
Basic	$(3.79)	$0.01	$3.17
Diluted	$(3.79)	$0.01	$3.17

NORMAL COURSE ISSUER BID

In 2011 and 2010, Encana had approval from the Toronto Stock Exchange to purchase common shares under a Normal Course Issuer Bid (“NCIB”).  Encana was entitled to purchase, for cancellation, up to 36.8 million common shares under the NCIB, which commenced on December 14, 2010 and expired on December 13, 2011.  The Company did not renew its NCIB for 2012 and did not purchase any common shares during 2012 or 2011.

During 2010, the Company purchased approximately 15.4 million common shares for total consideration of approximately $499 million.  Of the amount paid, $6 million was charged to paid in surplus, $48 million was charged to share capital and $445 million was charged to retained earnings.

DIVIDENDS

For the year ended December 31, 2012, Encana paid dividends of $0.80 per common share totaling $588 million (2011 – $0.80 per share totaling $588 million; 2010 – $0.80 per share totaling $590 million).  The Company’s quarterly dividend payment in 2012, 2011, and 2010 was $0.20 per share.

On February 13, 2013, the Board declared a dividend of $0.20 per share payable on March 28, 2013 to common shareholders of record as of March 15, 2013.

ENCANA STOCK OPTION PLAN

Encana has stock-based compensation plans that allow employees to purchase common shares of the Company. Option exercise prices are not less than the market value of the common shares on the date the options are granted.  Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years, are fully exercisable after three years and expire five years after the date granted.

All options outstanding as at December 31, 2012 have associated Tandem Stock Appreciation Rights (“TSARs”) attached.  In lieu of exercising the option, the associated TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of the exercise over the original grant price.  In addition, certain stock options granted are performance-based.  The Performance TSARs vest and expire under the same terms and conditions as the underlying option.  Vesting is also subject to Encana attaining prescribed performance relative to predetermined key measures.  Historically, most holders of options with TSARs have elected to exercise their stock options as a Stock Appreciation Right (“SAR”) in exchange for a cash payment.  See Note 17 for further information on Encana’s outstanding and exercisable TSARs and Performance TSARs.

At December 31, 2012, there were 18.8 million common shares reserved for issuance under stock option plans (2011 – 10.9 million; 2010 – 11.8 million).

ENCANA RESTRICTED SHARE UNITS (“RSUs”)

Encana has a stock-based compensation plan whereby eligible employees are granted RSUs.  An RSU is a conditional grant to receive an Encana common share, or the cash equivalent, as determined by Encana, upon vesting of the RSUs and in accordance with the terms of the RSU Plan and Grant Agreement.  The value of one RSU is notionally equivalent to one Encana common share.  RSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.  The Company intends to settle vested RSUs in cash on the vesting date.  See Note 17 for further information on Encana’s outstanding RSUs.

ENCANA SHARE UNITS HELD BY CENOVUS EMPLOYEES

On November 30, 2009, Encana completed a corporate reorganization to split into two independent publicly traded energy companies – Encana Corporation and Cenovus Energy Inc. (the “Split Transaction”).  In conjunction with the Split Transaction, each holder of Encana share units disposed of their right in exchange for the grant of new Encana share units and Cenovus share units.  Share units include TSARs, Performance TSARs, SARs and Performance SARs.  The terms and conditions of the share units are similar to the terms and conditions of the original share units.

With respect to the Encana share units held by Cenovus employees and the Cenovus share units held by Encana employees, both Encana and Cenovus have agreed to reimburse each other for share units exercised for cash by their respective employees.  Accordingly, for Encana share units held by Cenovus employees, Encana has recorded a payable to Cenovus employees and a receivable due from Cenovus.  The payable to Cenovus employees and the receivable due from Cenovus are based on the fair value of the Encana share units determined using the Black-Scholes-Merton model (See Notes 17 and 18).  There is no impact on Encana’s net earnings for the share units held by Cenovus employees.  TSARs and Performance TSARs held by Cenovus employees will expire by December 2014.  No further Encana share units have been  granted to Cenovus employees since the Split Transaction.

Cenovus employees may exercise Encana TSARs and Encana Performance TSARs in exchange for Encana common shares.  The following table summarizes the Encana TSARs and Performance TSARs held by Cenovus employees as at December 31, 2012:

Canadian Dollar Denominated (C$)	Number (millions)	Weighted Average Exercise Price

Outstanding and Exercisable
Encana TSARs held by Cenovus employees	3.2	33.08
Encana Performance TSARs held by Cenovus employees	4.6	32.37